Note 4 - Fair Value of Financial Instruments (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Assets
Total assets
Liabilities
Convertible debentures, net of discounts of $157,003
Derivative liability
Total Liabilities
Other
Fair Value Inputs Level 1 Fair Value Measurements Nonrecurring
Assets
None
Total assets
Liabilities
Convertible debentures, net of discounts of $157,003
Derivative liability
Total Liabilities
Other
Fair Value Inputs Level 2 Fair Value Measurements Nonrecurring
Assets
None
Total assets
Liabilities
Convertible debentures, net of discounts of $157,003
Short term debt	35,000
Derivative liability
Total Liabilities	35,000
Other	(35,000)
Fair Value Inputs Level 3 Fair Value Measurements Nonrecurring
Assets
None
Total assets
Liabilities
Convertible debentures, net of discounts of $157,003	25,997
Derivative liability	357,860
Total Liabilities	383,857
Other	$ (383,857)